Fresh Start Accounting	12 Months Ended
Dec. 31, 2018
Fresh Start Accounting
Fresh Start Accounting

Note 3—Fresh Start Accounting

Fresh Start Accounting

Upon the Company’s emergence from Chapter 11 bankruptcy, we adopted fresh start accounting (“Fresh Start Accounting”) in accordance with the provisions of Accounting Standards Codification (“ASC”) 852, Reorganizations, (“ASC 852”) issued by the Financial Accounting Standards Board (“FASB”), which resulted in the Company becoming a new entity for financial reporting purposes. In accordance with ASC 852, the Company was required to adopt Fresh Start Accounting upon its emergence from Chapter 11 because (i) the holders of the then existing common shares of the Predecessor received less than 50% of the new common shares of the Successor outstanding upon emergence and (ii) the reorganization value of the Company’s assets immediately prior to confirmation of the Plan was less than the total of all postpetition liabilities and allowed claims.

Upon adoption of Fresh Start Accounting, the reorganization value derived from the enterprise value as disclosed in the Plan was allocated to the Company’s assets and liabilities based on their fair values (except for deferred income taxes) in accordance with ASC 805, Business Combinations. The amount of deferred income taxes recorded was determined in accordance with ASC 740, Income Taxes.

The Plan Effective Date fair values of the Company’s assets and liabilities differed materially from their recorded values as reflected on the historical balance sheet. The effects of the Plan and the application of Fresh Start Accounting were reflected on the consolidated balance sheet as of November 19, 2018 and the related adjustments thereto were recorded in the consolidated statements of operations for the period January 1, 2018 through November 19, 2018.

As a result of the adoption of Fresh Start Accounting and the effects of the implementation of the Plan, the Company’s consolidated financial statements subsequent to November 19, 2018, are not comparable to its consolidated financial statements on and prior to November 19, 2018. References to “Successor” relate to the financial position and results of operations of the reorganized Company as of and subsequent to November 19, 2018. References to “Predecessor” relate to the financial position of the Company prior to, and results of operations through and including, November 19, 2018.

The Company’s consolidated financial statements and related footnotes are presented with a “black line” division, which delineates the lack of comparability between amounts presented after November 19, 2018 and amounts presented on or prior to November 19, 2018. The Company’s financial results for future periods following the application of Fresh Start Accounting will be different from historical trends and the differences may be material.

Reorganization Value

Under ASC 852, the Successor determined a value to be assigned to the equity of the emerging entity as of the date of adoption of Fresh Start Accounting. The Plan confirmed by the Bankruptcy Court estimated a range of enterprise values between $1,650 million and $2,500 million, with a midpoint of $2,075 million plus the fair value of assets associated with the arbitration with SHI related to the Pacific Zonda. The Company deemed it appropriate to use the midpoint between the low end and high end of the range to determine the final enterprise value of $2,075 million plus the estimated fair value of the assets associated with the arbitration with SHI of $204.7 million for Fresh Start Accounting.

The following table reconciles the enterprise value to the estimated fair value of our Successor common shares as of the Plan Effective Date (in thousands):

Enterprise value	$2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)	401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration	204,700
Less: Fair value of debt	(1,035,641)
Fair value of Successor common shares	$1,645,969

The following table reconciles the enterprise value to the reorganization value of the Successor’s assets to be allocated to the Company’s individual assets as of the Plan Effective Date (in thousands):

Enterprise value	$2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)	401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration	204,700
Plus: Current liabilities	83,663
Plus: Non-current liabilities excluding long-term debt	29,266
Reorganization value of Successor’s assets to be allocated	$2,794,539

With the assistance of financial advisors, we determined the enterprise and corresponding equity value of the Successor using various valuation methods, including: (i) a calculation of the present value of future cash flows based on our financial projections, and (ii) a peer group trading analysis with peer values evaluated on a dollar value per drillship basis. The enterprise value and corresponding equity value are dependent upon achieving the future financial results set forth in our valuations, as well as the realization of certain other assumptions. All estimates, assumptions, valuations and financial projections, including the fair value adjustments, the financial projections, the enterprise value and equity value projections, are inherently subject to significant uncertainties and the resolution of contingencies beyond our control. Accordingly, we cannot assure you that the estimates, assumptions, valuations or financial projections will be realized, and actual results could vary materially.

Valuation Process

The fair values of the Company’s principal assets, drillships and related equipment, were estimated with the assistance of third party valuation advisors.  The reorganization value was allocated to the Company’s individual assets and liabilities based on their fair values as described further as follows:

Drillships and related equipment

The fair value of the drillships and related equipment was determined using a combination of the discounted cash flow method (income approach), that we discounted at a rate of approximately 14%, and the cost approach. The income approach was utilized to estimate the fair value of drillships that generated positive returns on projected cash flows over the remaining economic useful life of the drillships and compared to the fair value utilizing the cost approach, adjusted as needed for asset type, age, physical deterioration and obsolescence.

Materials and Supplies

The fair value of the materials and supplies were determined by the direct and indirect cost approaches. They were analyzed on a line-by-line basis and each asset was adjusted for age, physical depreciation and obsolescence.

Intangible Asset

We applied the income approach to estimate the value of the client-related intangible asset of our drilling contracts. We determined the value by comparing the contractual day rates to the estimated comparable market day rates, and applying a discount rate of 2.9% to the amounts by which contractual revenue exceeded market. The discount rate reflects the corresponding credit rating of the customer related to the contract and the remaining term.

Assets associated with the Zonda Arbitration

We applied a probability weighted approach to estimate the value of assets associated with the Zonda Arbitration, which was presented within receivable from unconsolidated subsidiaries upon the deconsolidation of the Zonda Debtors. The analysis included estimating probabilities of success for the various outcomes and expected cash flows associated with each outcome. The probability weighted cash flows were discounted to the balance sheet date using market data. The analysis utilized certain unobservable inputs that require significant judgment for which there is little or no market data, which represent Level 3 fair value measurements. These included, but were not limited to, probability and timing of successfully recovering the advance payments and purchased equipment. See Note 7.

Long-term Debt

The fair value of the debt was estimated using quoted market prices to the extent available and significant other observable inputs, which represent Level 2 fair value measurements.

See below under “Fresh Start Adjustments” for additional information regarding assumptions used in the valuation of the Company’s various other significant assets and liabilities.

Consolidated Balance Sheet

The adjustments included in the following fresh start consolidated balance sheet reflect the effects of the transactions contemplated by the Plan and executed by the Company on the Plan Effective Date (reflected in the column “Reorganization Adjustments”), the deconsolidation of Zonda Debtors (reflected in the column “Deconsolidation of Zonda Debtors”) and fair value and other required accounting adjustments resulting from the adoption of Fresh Start Accounting (reflected in the column “Fresh Start Adjustments”). The explanatory notes provide additional information with regard to the adjustments recorded, the methods used to determine the fair values and significant assumptions.

	As of November 19, 2018
	Predecessor	Reorganization Adjustments (1)		Deconsolidation of Zonda Debtors (14)	Fresh Start Accounting Adjustments		Successor
Assets:
Cash and cash equivalents	$154,238	$239,172	(2)	$(4,910)	$—		$388,500
Restricted cash	1,034,470	(975,795)	(3)	—	—		58,675
Accounts receivable, net	28,881	—		(2)	—		28,879
Other receivable	28,000	—		—	—		28,000
Materials and supplies	83,800	—		—	(43,493)	(15)	40,307
Deferred costs, current	11,371	—		—	(11,371)	(16)	—
Prepaid expenses and other current assets	13,281	(958)	(4)	(815)	(693)	(17)	10,815
Total current assets	1,354,041	(737,581)		(5,727)	(55,557)		555,176
Property and equipment, net	4,422,709	—		(68,102)	(2,434,133)	(18)	1,920,474
Long-term receivable	202,575	—		(202,575)	—		—
Receivable from unconsolidated subsidiaries	—	—		262,925	(58,135)	(19)	204,790
Intangible asset	—	—		—	100,000	(20)	100,000
Investment in unconsolidated subsidiaries	—	—		5,774	(742)	(19)	5,032
Other assets	27,279	(1,356)	(5)	(1,845)	(15,011)	(21)	9,067
Total assets	$6,006,604	$(738,937)		$(9,550)	$(2,463,578)		$2,794,539
Liabilities and shareholders’ equity:
Accounts payable	$14,161	$1,247	(6)	$(3,261)	$—		$12,147
Accrued expenses	56,817	11,264	(7)	(5,987)	—		62,094
Debtor-in-possession financing	50,000	(50,000)	(2)	—	—		—
Accrued interest	45,770	(36,348)	(8)	—	—		9,422
Deferred revenue, current	16,246	—		—	(16,246)	(22)	—
Total current liabilities	182,994	(73,837)		(9,248)	(16,246)		83,663
Long-term debt	969,158	—		—	66,483	(23)	1,035,641
Payable to unconsolidated subsidiaries	—	—		1,725	—		1,725
Other long-term liabilities	30,253	1,782	(9)	(1,539)	(2,955)	(24)	27,541
Total liabilities not subject to compromise	1,182,405	(72,055)		(9,062)	47,282		1,148,570
Liabilities subject to compromise	3,084,874	(3,084,386)	(10)	(488)	—		—
Commitments and contingencies
Shareholders’ equity:
Common shares	214	536	(11)	—	—		750
Additional paid-in capital	2,368,232	1,646,097	(12)	—	(2,369,110)	(25)	1,645,219
Accumulated other comprehensive loss	(13,850)	—		—	13,850	(25)	—
Accumulated deficit	(615,271)	770,871	(13)	—	(155,600)	(25)	—
Total shareholders’ equity	1,739,325	2,417,504		—	(2,510,860)		1,645,969
Total liabilities and shareholders’ equity	$6,006,604	$(738,937)		$(9,550)	$(2,463,578)		$2,794,539

Reorganization Adjustments

(1)

Represent amounts recorded as of the Plan Effective Date for the implementation of the Plan, including, among other items, settlement of the Predecessor’s liabilities subject to compromise, repayment of certain of the Predecessor’s debt, issuances of the Successor’s common shares, proceeds received from the Successor’s equity offerings and transfer of restricted cash for the issuance of the Successor’s debt.

(2)	Changes in cash and cash equivalents include the following (in thousands):

Transfer of restricted cash - escrow funds from the issuance of the First Lien Notes	$767,578
Transfer of restricted cash - escrow funds from the issuance of the Second Lien PIK Notes	258,160
Proceeds from the equity offerings	500,000
Payment of 2013 Revolving Credit Facility	(475,000)
Payment of SSCF	(661,478)
Payment of debtor-in-possession financing (including $354 of accrued interest)	(50,354)
Payment of accrued interest on 2013 Revolving Credit Facility and SSCF	(35,994)
Funding of professional fee escrow	(50,175)
Payment of professional fees	(13,557)
Payment of bank fees	(8)
Net change in cash and cash equivalents	$239,172

(3)	Changes in restricted cash includes the following (in thousands):

Transfer of restricted cash - escrow funds from the issuance of the First Lien Notes	$(767,578)
Transfer of restricted cash - escrow funds from the issuance of the Second Lien PIK Notes	(258,160)
Funding of professional fee escrow	50,175
Payment of bank fees	(232)
Net change in restricted cash	$(975,795)

(4)	Reflects the elimination of prepaid directors and officers insurance policies related to the Predecessor.

(5)	Reflects the elimination of deferred tax asset related to the implementation of the Plan.

(6)	Reflects the reinstatement of liabilities subject to compromise to be paid.

(7)	Changes in accrued expenses includes the following (in thousands):

Accrual of professional fees	$9,450
Accrual of equity issuance costs	6,580
Accrual of other fees	1,593
Payment of professional fees	(6,342)
Reduction in income taxes related to the implementation of the Plan	(17)
Net change in accrued expenses	$11,264

(8)	Reflects the payment of accrued interest (in thousands):

Payment of accrued interest on 2013 Revolving Credit Facility and SSCF	$(35,994)
Payment of accrued interest on debtor-in-possession financing	(354)
Net change in accrued interest	$(36,348)

(9)	Reflects the recognition of a deferred tax liability related to the implementation of the Plan.

(10)	Liabilities subject to compromise settled in accordance with the Plan and the resulting gain were determined as follows (in thousands):

Liabilities subject to compromise	$3,084,874
Less liabilities subject to compromise related to unconsolidated subsidiaries remaining in bankruptcy	(488)
Payment of 2013 Revolving Credit Facility	(475,000)
Payment of SSCF	(661,478)
Reinstatement of claims that are expected to be paid	(1,247)
Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes	(1,152,443)
Gain on settlement of liabilities subject to compromise	$794,218

(11)	The increase in common shares reflects (in thousands):

Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes at par	$244
Equity offerings at par	506
Reduction of share capital for reverse stock split	(214)
Net change in common shares	$536

(12)	The increase in additional paid-in capital reflects (in thousands):

Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes	$1,152,199
Equity offerings - additional paid-in capital	499,494
Reduction of share capital for reverse stock split	214
Cancellation of Predecessor share based compensation awards	770
Accrual of equity issuance costs	(6,580)
Net change in additional paid-in-capital	$1,646,097

(13)	The decrease in accumulated deficit reflects (in thousands):

Gain on settlement of liabilities subject to compromise	$794,218
Accrued professional fees	(9,450)
Accrued other fees	(1,593)
Elimination of prepaid directors and officers insurance policies related to the Predecessor	(958)
Cancellation of predecessor share based compensation awards	(770)
Professional and success fees paid on Plan Effective Date	(7,215)
Payment of bank fees	(240)
Elimination of deferred tax asset related to the implementation of the Plan	(1,356)
Recognition of a deferred tax liability related to the implementation of the Plan	(1,782)
Reduction in income tax related to the implementation of the Plan	17
Net change in accumulated deficit	$770,871

Deconsolidation of Zonda Debtors

(14)

Represents the deconsolidation of Zonda Debtors as of November 19, 2018.  The Zonda Debtors filed a separate plan of reorganization and did not emerge from bankruptcy on the Plan Effective Date. Therefore, the Zonda Debtors were deconsolidated as of November 19, 2018.

Fresh Start Adjustments

(15)	Reflects the fair value adjustment of $43.5 million to the Company's materials and supplies due to the adoption of Fresh Start Accounting.

(16)	Reflects the elimination of current deferred costs of $11.4 million due to the adoption of Fresh Start Accounting.

(17)	Reflects the fair value adjustment to the Company's prepaid fuel due to the adoption of Fresh Start Accounting.

(18)	Reflects the fair value adjustment to the Company's property and equipment, net due to the adoption of Fresh Start Accounting (in thousands):

	Successor	Predecessor
Drillships and related equipment	$1,919,791	$5,928,887
Other property and equipment	683	20,737
Total property and equipment	1,920,474	5,949,624
Accumulated depreciation	—	(1,526,915)
Property and equipment, net	$1,920,474	$4,422,709

(19)	Reflects fair value adjustment to receivable from unconsolidated subsidiaries due to asset revaluation of the Zonda Debtors.

(20)	Reflects the recognition of an asset for the fair value of the client-related intangible asset of our drilling contracts, where contract rates are in excess of current market rates.

(21)	Reflects the elimination of deferred costs of $15.1 million, offset by an increase in deferred tax balances of $0.1 million due to the adoption of Fresh Start Accounting.

(22)	Reflects the elimination of deferred revenue due to the adoption of Fresh Start Accounting.

(23)	Reflects the elimination of unamortized deferred financing costs $59.4 million and fair value adjustment of $7.1 million to the Company's debt due to the adoption of Fresh Start Accounting.

(24)	Represents the adjustment to deferred tax balances of $3.0 million as a result of adopting Fresh Start Accounting.

(25)	Reflects the cumulative impact of Fresh Start Accounting adjustments discussed above and the elimination of Predecessor accumulated other comprehensive loss and accumulated deficit.